Schedule of Stock Options (Details) (Parenthetical)				12 Months Ended
		Aug. 01, 2024 USD ($) shares	Aug. 01, 2024 $ / shares	Dec. 31, 2024 USD ($) shares		Dec. 31, 2024 $ / shares
Number of stock options, granted | shares		87,493		87,493	[1]
Exercisable price per option | $ / shares	[1]					$ 0.16
Employee [Member]
Option term		5 years
Exercisable price per option | $ / shares			$ 0.16
Grant date fair value of options | $		$ 7,242
Share based compensation expense | $				$ 3,016

[1]	On August 1, 2024, 87,493 stock options were issued to an employee of the Company, which vest on August 1, 2025. These options have a 5-year life and are exercisable at C$0.16 per share of common stock. The grant fair value of the options was estimated at $7,242. The vesting of these options resulted in stock-based compensation of $3,016 for the year ended December 31, 2024, which is included in the operation and administration expense of the consolidated statements of loss and comprehensive loss.